Profit Share Allocation (Tables)	12 Months Ended
Dec. 31, 2015
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Profit Share Allocation

	2015	2014

US Feeder	$71,934	$-
Cayman Feeder	62,828	26,537
SPC Cayman Feeder (1)	-	436,433
Other (2)	7,787	242
Total	$142,549	$463,212

(1) For the period from January 1, 2014 through September 30, 2014.

(2) Direct investors in the Partnership